Financial instruments (Tables)	12 Months Ended
Mar. 31, 2012
Carrying Amount and Estimated Fair Value of Long-Term Debt Including Current Portion

The carrying amount and the estimated fair value of long-term debt including current portion as of March 31, 2011 and 2012 were as follows. Fair value is measured using observable market data, and these derivatives are classified as Level 2.

Millions of yen
2011		2012
Carrying amount	Fair value	Carrying amount	Fair value
¥ 428,102	¥438,483	¥255,947	¥267,157

Contract Amount and Fair Value of Interest Rate Swap Agreement

The contract amount and fair value of the interest rate swap agreement as of March 31, 2011 were as follows:

Contract Term (in the year ended/ending March 31,)	Weighted average rate per annum		Millions of yen
			2011
	Receive fixed	Pay floating	Contract amount	Fair value
2004-2012	1.6%	0.7%	¥165,800	¥1,232

Derivatives Not Designated as Hedging Instruments Contract Amount

The contract amounts as of March 31, 2011 and 2012 were as follows:

	Millions of yen
Instruments	2011	2012
Foreign exchange risk management
Foreign exchange forward contracts	¥4,296	¥713
Foreign currency option contracts	15,143	9,107

Total	¥19,439	¥9,820

Locations and Fair Values of Derivative Instruments

The locations and fair values of the derivative instruments as of March 31, 2011 and 2012, recorded in the accompanying consolidated balance sheets, were as follows:

Asset derivatives

		Millions of yen
Instruments	Locations	2011	2012
Derivatives designated as hedging instruments
Interest rate swap agreements	Prepaid expenses and other current assets	¥1,232	¥—

Total		¥1,232	¥—

Liability derivatives

		Millions of yen
Instruments	Locations	2011	2012
Derivatives not designated as hedging instruments
Foreign exchange forward contracts
Foreign currency option contracts	Other current liabilities	¥154	¥1
	Other current liabilities	724	742
	Other long-term liabilities	1,135	354

Total		¥2,013	¥1,097

Locations and Gain (Loss) Amounts of Derivative Instruments Recognized

The locations and gain (loss) amounts of the derivative instruments for the years ended March 31, 2010, 2011 and 2012, recognized in the accompanying consolidated statements of income and comprehensive income, were as follows:

		Amount of gain (loss) recognized in income on derivative
		Millions of yen
Instruments	Locations	2010	2011	2012
Derivatives in fair value hedging relationships
Interest rate swap agreements	Other, net*	¥(136)	¥(2,065)	¥(1,232)

Total		¥(136)	¥(2,065)	¥(1,232)

		Amount of gain (loss) recognized in income on derivative
		Millions of yen
Instruments	Locations	2010	2011	2012
Derivatives not designated as hedging instruments
Foreign exchange forward contracts	Other, net*	¥67	¥(517)	¥36
Non-deliverable forward contracts (NDF)	Other, net*	16	71	82
Foreign currency option contracts	Other, net*	(565)	(1,059)	(146)

Total		¥(482)	¥(1,505)	¥(28)

*	“Other, net” was included in “Other income (expense).”